UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 11, 2002


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	325378



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      2128    182538 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       319      5720 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     45058       596 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4616      1828 SH         SOLE          SOLE
BIOPURE CORPORATION             COM   09065H105       192     13500 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2517    151650 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5902    125174 SH         SOLE          SOLE
COMCAST CORPORATION             COM   200300101     13082    363400 SH         SOLE          SOLE
COOPER INDUSTRIES INC.          COM   216669101      2375     68000 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     15463    348430 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        90     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     32628    494370 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     22541    434480 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       359     29643 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       637     15900 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     26064    583079 SH         SOLE          SOLE
HOME DEPOT INC.                 COM   437076102       315      6170 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507     13255    946775 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     26739    148842 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     13550    222205 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     23231    771695 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     29599   2144838 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     19076   1215019 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       365     11640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       435       820 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     23550    541755 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1292      4100 SH         SOLE          SOLE
                                                   325378